Intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Intangible assets.
Schedule of estimated useful lives of finite lived intangible assets

– Licence and spectrum fees	3 – 40 years
– Computer software	3 – 5 years
– Brands	1 – 10 years
– Customer bases	2 – 32 years

Schedule of reconciliation of changes in goodwill and intangible assets

		Licence and	Computer	Customer
	Goodwill	spectrum fees[1]	software	bases	Other	Total
	€m	€m	€m	€m	€m	€m
Cost
1 April 2020	99,170	32,691	16,768	11,964	453	161,046
Exchange movements	107	234	43	144	11	539
Arising on acquisition	87	–	–	200	–	287
Additions	–	896	2,462	1	8	3,367
Disposals	–	(293)	(1,651)	(1)	(2)	(1,947)
Other	–	–	211	–	(4)	207
31 March 2021	99,364	33,528	17,833	12,308	466	163,499
Exchange movements	(21)	(148)	(60)	80	1	(148)
Arising on acquisition	(10)	–	–	54	–	44
Additions	–	901	2,727	–	7	3,635
Disposals	–	(356)	(2,823)	–	(1)	(3,180)
Other	–	1	36	–	(10)	27
31 March 2022	99,333	33,926	17,713	12,442	463	163,877
Accumulated impairment losses and amortisation
1 April 2020	67,792	20,360	11,737	6,705	443	107,037
Exchange movements	(159)	255	3	131	11	241
Amortisation charge for the year	–	1,721	2,210	488	2	4,421
Disposals	–	(293)	(1,643)	–	(1)	(1,937)
Other	–	–	189	–	(1)	188
31 March 2021	67,633	22,043	12,496	7,324	454	109,950
Exchange movements	(184)	(35)	(72)	70	1	(220)
Amortisation charge for the year	–	1,306	2,225	509	4	4,044
Disposals	–	(351)	(2,821)	–	(1)	(3,173)
Other	–	–	39	–	(7)	32
31 March 2022	67,449	22,963	11,867	7,903	451	110,633

Net book value
31 March 2021	31,731	11,485	5,337	4,984	12	53,549
31 March 2022	31,884	10,963	5,846	4,539	12	53,244

Note:

1

Includes €229 million in relation to licences and spectrum issued in the UK, which was settled from a deposit made in the year ended 31 March 2021 as part of the auction process. The consolidated statement of cash flows for the year ended 31 March 2022 includes a return of €167 million in relation to the portion of the deposit refunded.

Schedule of net book value of significant licenses

		2022	2021
	Expiry dates	€m	€m
Germany	2025/2033/2040	3,270	3,564
Italy	2029/2037	3,415	3,429
UK	2023/2033/2038/2041	1,209	1,383
Spain	2028/2030/2031/2038/2041	809	567